TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate tax rates [Abstract]
Corporate tax rate	23.00%	24.00%	25.00%
Losses carryforward [Abstract]
Net operating losses	$ 120,000
Capital loss	500
Deferred taxes [Abstract]
Deferred tax assets	$ 0	$ 0
Development Area A [Member]
Corporate tax rates [Abstract]
Corporate tax rate	7.50%		9.00%
Other Regions [Member]
Corporate tax rates [Abstract]
Corporate tax rate	16.00%